Retirement Plans and Other Retiree Benefits - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Target allocation	100.00%	100.00%
Assumed health care cost trend rate	7.70%	8.10%
Assumed decrease in health care cost trend rate	4.50%
Effect of one percent increase in health care cost trend rate on other postretirement benefit obligation	$ 9,600,000
Effect of one percent decrease in health care cost trend rate on other postretirement benefit obligation	8,200,000
Effect of one percent increase in health care cost trend rate on service and interest cost components	500,000
Effect of one percent decrease in health care cost trend rate on service and interest cost components	400,000
Recognized compensation expense	5,400,000	7,900,000	8,000,000
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	47.00%	38.00%
Equity Securities [Member] | U S Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	31.00%
Equity Securities [Member] | Non-U.S. equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	16.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	38.00%	47.00%
Other securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	15.00%	15.00%
Other securities [Member] | Hedge Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	10.00%
Other securities [Member] | Real Estate Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	5.00%
Defined pension benefit plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Contributions to defined benefit retirement plan	31,989,000	30,110,000
Estimated contributions to plan in next fiscal year	27,600,000
Accrued benefit costs	105,733,000	195,591,000
Accrued benefit costs included in other current liabilities	600,000	600,000
Accrued benefit costs included in other long-term liabilities	105,100,000	195,000,000
Other postretirement benefit plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Contributions to defined benefit retirement plan	3,410,000	3,508,000
Estimated contributions to plan in next fiscal year	4,400,000
Accrued benefit costs	95,315,000	107,704,000
Accrued benefit costs included in other current liabilities	4,400,000	4,300,000
Accrued benefit costs included in other long-term liabilities	$ 90,900,000	$ 103,400,000